Share Capital (Other employee long-term incentives) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted share units ("RSU")
Disclosure of classes of share capital [line items]
Shares outstanding	2,134,549	2,168,184
Granted	747,993	905,058
Forfeiture	(383,686)	(296,907)
Settled	(587,118)	(641,786)
Shares outstanding	1,911,738	2,134,549
Deferred share units ("DSU")
Disclosure of classes of share capital [line items]
Shares outstanding	1,054,606	911,428
Granted	112,653	143,178
Forfeiture	0	0
Settled	(154,025)	0
Shares outstanding	1,013,234	1,054,606
Performance share units ("PSU")
Disclosure of classes of share capital [line items]
Shares outstanding	1,350,425	1,329,655
Granted	369,589	497,895
Forfeiture	(134,563)	(72,522)
Settled	(426,163)	(404,603)
Shares outstanding	1,159,288	1,350,425